Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 11 — Debt

Outstanding Debt as of December 31, 2014

At December 31, 2014 we have outstanding debt consisting of the Deerfield 5.75% convertible debt due March 31, 2019.

On March 31, 2014, we executed agreements with Deerfield for the issuance of a five-year senior secured convertible credit facility. Under the terms of this agreement, Deerfield agreed to provide to us a convertible credit facility (the “Facility Agreement”) in an amount up to $35 million which was disbursed as follows: (i) the initial draw of $9 million of the Facility Agreement was disbursed on March 31, 2014 (the “First Draw”), and (ii) following the authorization by our shareholders to increase our authorized capital stock (the “Share Authorization Event”), which occurred on June 9, 2014, we were required to draw and Deerfield was required to fund, the remaining $26 million of the Facility Agreement (the “Second Draw”). In addition to the convertible notes, we issued stock purchase warrants to purchase up to 97,614,999 shares of our common stock at an initial exercise price of $0.52 per share (subject to adjustments). (See Note 13 — Equity for additional details.)

Outstanding amounts under the Facility Agreement are due in full on March 31, 2019. The Facility Agreement is structured as a purchase of senior secured convertible notes (the “Notes”), which bear interest at a rate of 5.75% per annum, payable quarterly in arrears in cash or, at our election after the Second Draw, registered shares of common stock; provided, that during the first five quarters following the closing which was March 31, 2014, we have the option of having all or any portion of accrued interest added to the principal balance of the Facility Agreement. We elected to have all portions of accrued interest added to the principal balance until September 30, 2015 beginning with the interest due for third quarter of 2014.

Following the Share Authorization Event, which occurred on June 9, 2014, Deerfield has the right to convert the principal amount of the Facility Agreement into shares of our common stock (“Conversion Shares”) at a per share price equal to $0.52. In addition, we granted to Deerfield the option to require the Company to redeem up to 33.33% of the total amount drawn under the Facility Agreement together with any accrued and unpaid interest thereon, on each of the second, third, and fourth anniversaries of the closing with the option right triggered upon the Company’s net revenues failing to be equal or exceed the quarterly milestone amounts set forth in the Facility Agreement. We also granted Deerfield the option to require us to apply 35% of the proceeds received by us in equity-raising transaction(s) to redeem outstanding principal and interest of the Notes, provided that the first $10 million so raised by us will be exempt from this put option. We entered into a security agreement which provides, among other things, that our obligations under the Notes will be secured by a first priority security interest, subject to customary permitted liens, on all our assets. We also entered into a Registration Rights Agreement dated as of the same date (the “Deerfield Registration Rights Agreement”) pursuant to which we agreed to file a registration statement to register the resale of the Conversion Shares and the Deerfield Warrant Shares of our common stock following the Share Authorization Event. Such Registration Rights Agreement was filed on July 10, 2014. (See Note 17 – Commitments and Contingencies for additional details regarding registration rights.)

As a result of certain non-standard anti-dilution provisions and cash settlement features, we classified the detachable stock purchase warrants and the conversion option embedded in the convertible notes associated with the First Draw and Second Draw as derivative liabilities. The derivative liabilities associated with the First Draw were recorded initially at their estimated relative fair value of approximately $6.6 million and $3.0 million, respectively and those associated with the Second Draw, initially at their estimated relative fair value of approximately $21.5 million and $5.3 million respectively. As a result, we recognized a discount on the convertible notes of $9.0 million associated with the First Draw and $25.8 million associated with the Second Draw. We are amortizing the discount on both of the notes over the term of the notes using the effective interest method. In addition, we re-measure the warrants and the conversion option to fair value at each balance sheet date. The issuance costs, in the form of warrants and fees, related to the First Draw and Second Draw were valued at approximately $1.5 million and $2.6 million, respectively, were recorded as deferred debt issuance costs, and are being amortized to interest expense on a straight-line basis through the maturity date (we determined that the straight-line method of amortization did not yield a materially different amortization schedule from the effective interest method). The issuance costs associated with the Second Draw included a yield enhancement fee, for which we issued 2,709,677 shares of the Company’s commons stock, with a fixed value of approximately $1.1 million which was also recorded as deferred debt issuance costs, and are being amortized to interest expense on a straight-line basis through the maturity date (we determined that the straight-line method of amortization did not yield a materially different amortization schedule from the effective interest method).

2013 Debt No Longer Outstanding at December 31, 2014

JP Nevada Trust 12% Note

On April 28, 2011, we borrowed $2.1 million pursuant to a secured promissory note that matures May 20, 2016. The note accrued interest at a rate of 12% per annum, and required interest-only payments each quarter commencing September 30, 2011, with the then outstanding principal due on the maturity date. The note was secured by our Angel assets. In connection with the issuance of the secured promissory note, we issued the lender a warrant to purchase up to 1,000,000 shares at an exercise price of $0.50 per share, with variable vesting provisions.

Of the $2,100,000 due under the note, our payment obligations with respect to $1,400,000 under the note were guaranteed by certain insiders, affiliates, and shareholders. In connection with this guarantee, we issued the guarantors warrants to purchase an aggregate of up to 1,500,000 shares, on a pro rata basis based on the amount of the guarantee, at an exercise price of $0.50 per share with variable vesting provisions.

The warrants issued to the lender and the guarantors were valued at approximately $546,000, were recorded as deferred debt issuance costs, and were being amortized to interest expense on a straight-line basis over the guarantee period (we determined that the straight-line method of amortization did not yield a materially different amortization schedule from the effective interest method).

On March 31, 2014 in connection with the Deerfield Facility, JP Nevada Trust agreed to subordinate its security interest in the note. In consideration, we issued to the holder a 5-year warrant to purchase 750,000 shares of our common stock at an exercise price of $0.52 per share. The warrants were valued at approximately $14,000 and are classified as derivative liabilities.

The $2.1 million note with JP Nevada Trust was retired in conjunction with the Second Draw under the Facility Agreement in June 2014 and the warrants expired pursuant to their terms upon repayment of the debt. The corresponding deferred debt issuance costs of $298,000 were charged to interest expense in the consolidated statements of operations and we re-measured the corresponding warrants to fair value at June 30, 2014. (See Note 13 – Equity for additional details.)

JMJ 4% Convertible Notes

On July 15, 2011, we issued $1.3 million of our 4% Convertible Notes (the “July 4% Convertible Notes”) to JMJ Financial. The July 4% Convertible Notes were scheduled to mature on May 23, 2016 and included a one-time interest charge of 4% due on maturity. The July 4% Convertible Notes (plus accrued interest) converted at the option of the holder, in whole or in part and from time to time, into shares of our common stock at a conversion rate equal to (i) the lesser of $0.80 per share or (ii) 80% of the average of the three lowest closing prices of our common stock for the previous 20 trading days prior to conversion (subject to a “floor” price of $0.25 per share). On April 28, 2014, the remaining balance of the face amount of the July 4% Convertible Notes and accrued interest were converted into approximately 347,000 shares of common stock at a conversion price of $0.41 per share.

Mid-Cap Financial Term Loan

On February 19, 2013, we entered into a Credit and Security Agreement (the “Credit Agreement”) with Mid-Cap Financial (“MidCap”) that provided for aggregate term loan commitments of $7.5 million, subsequently modified to $4.5 million. We received the first tranche of $4.5 million on February 27, 2013. On March 31, 2014, we repaid the term loan in its entirety along with approximately $330,000 in early payment penalties and fees. The balance of the unamortized debt discount of approximately $381,000 and deferred fees of approximately $142,000 were charged to interest expense in the consolidated statements of operations.

In connection with term loan, we issued the lender a seven-year warrant to purchase 1,079,137 shares of the Company’s Common stock at the warrant exercise price of $0.70 per share. The exercise price and the number of shares issuable upon exercise of the warrant is subject to standard anti-dilution adjustments and contains a cashless exercise provision. The warrants issued to the lender were valued at approximately $568,000, were recorded as a debt discount, and were being amortized to interest expense over the term of the loan (we determined that the straight-line method of amortization did not yield a materially different amortization schedule from the effective interest method). The warrants are classified in equity.

On December 10, 2013, we revised the exercise price of the warrants to $0.46 per share (“Amendment to the MidCap Warrant”). As a result of the Amendment to the MidCap Warrant, the fair value of the warrants were modified and the change was recognized as an increase to debt discount and amortized over the remaining life of the loan. The change in the fair value of the warrants was approximately $12,000.

December 2013 Convertible Bridge Note

On November 21, 2013, we executed agreements with certain investors for the subsequent issuance of 10% subordinated convertible notes (“10% Subordinated Convertible Notes”) and stock purchase warrants, for gross proceeds of up to $3 million. The eventual closing was contingent upon several factors; we received $2.25 million of the expected gross proceeds at the first closing, which occurred on December 10, 2013 after the Company received an acceptable Centers for Medicare and Medicaid Services (“CMS”) reimbursement determination for Aurix™. We received $0.75 million of the gross proceeds in February 2014.

On March 31, 2014 the holders of the December 2013 convertible bridge notes (except for one holder), agreed to convert their outstanding notes pursuant to its terms, converting into 5,981,859 shares of common stock. The Company repaid, in its entirety, the portion of the debt excluded from the conversion (including interest and prepayment penalties) pursuant to its terms, for a total cash payment of approximately $339,000. The unamortized balance of the related debt discount, deferred fees, and derivative liability for the embedded conversion feature, were reclassified to additional paid-in capital.

The conversion option embedded in the 10% Subordinated Convertible Notes and related warrants issued to the investors was accounted for as a derivative liability and was recorded at full fair value relative to the total gross proceeds which totaled $2.25 million at December 10, 2013, resulting in a debt discount of $2.25 million. The debt discount was amortized as additional interest expense using the interest rate method through the maturity date. The embedded conversion option and the warrants were recorded at fair value and marked to market at each period, with the resulting change in fair value reflected as “change in fair value of derivative liabilities” in the accompanying consolidated statements of operations.

In connection with the issuance of the Notes, we also agreed to issue to the investors in the Offering five-year warrants (the “Warrants”) to purchase shares of our Common stock in the amount equal to 75% of the number of shares into which the Notes may be converted at the Closing, at an exercise price equal to 125% of the Market Price (as defined). The Warrants also contain non-standard anti-dilution adjustments and contain certain net settlement features.

Warrants issued to the placement agent were valued at approximately $69,000, were recorded as deferred debt issuance costs, and were being amortized to interest expense on a straight-line basis through the maturity date (we determined that the straight-line method of amortization did not yield a materially different amortization schedule from the effective interest method).

As a result of the scheduled expiration of non-standard anti-dilution clauses contained within the investors and placement agent warrants, the warrants were reclassified to equity at their fair value on June 9, 2014.